SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues	1,130,000
Stock Issued During Period, Value, New Issues	$ 10.4
Share Price	$ 9.25
Payment of Financing and Stock Issuance Costs	0.4
Shagrir [Member]
Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Payments to Acquire Businesses, Gross	7.7
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	994,357
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	11.4
Reserve From Transactions With Noncontrolling Interests	11.4
Noncontrolling Interest, Ownership Percentage Increase In Parent	45.50%
Business Acquisition, Effective Date of Acquisition	Jan. 15, 2014
Shagrir [Member] | Loans Payable [Member]
Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount	$ 11.5
Debt Instrument, Term	5 years
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	4.23%